ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable, Accrued Expenses and Other Liabilities
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES
Accounts payable, accrued expenses and other liabilities consist of the following:

	As of December 31,
	2017	2016
	(Amounts in thousands)
Accrued compensation and benefits	$6,835	$7,978
Due to affiliates (Note 10)	7,315	15,043
Revenue share payable (Note 9)	3,841	6,472
Accrued interest	1,294	558
Professional fees	1,366	1,527
Deferred rent	2,506	2,833
Deferred tax liabilities (Note 12)	92	202
Performance fee compensation	111	985
Accounts payable and other accrued expenses	1,535	1,657
Liabilities of consolidated fund	235	—
Total accounts payable, accrued expenses and other liabilities	$25,130	$37,255